Net other non-operating income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain on sale of assets [Abstract]
Gain on sale of property and equipment	₩ 12,611	₩ 5,278	₩ 3,343
Gain on sale of assets held for sale	0	22,748	0
Gain on sale of investment property	4,783	219	2,668
Gain on sale of lease assets	1,153	605	272
Gain on sale of others	0	125	95
Gain on sale of assets	18,547	28,975	6,378
Gain on sale of investments in associates	17,427	8,891	5,218
Miscellaneous other non-operating income [Abstract]
Rental income on investment property	32,488	33,023	27,852
Reversal of impairment losses on intangible asset	62	91	301
Gain from assets contributed	77	1,067	53
Others	49,276	67,535	104,563
Miscellaneous other non-operating income	81,903	101,716	132,769
Other non-operating income	117,877	139,582	144,365
Loss on sale of assets [Abstract]
Loss on sale of property and equipment	(3,082)	(2,642)	(2,811)
Loss on sale of investment property	(2,958)	(1,627)	(248)
Loss on sale of lease assets	(3,964)	(1,282)	(2,429)
Loss on sale of others	(3)	(149)	(118)
Loss on sale of assets	(10,007)	(5,700)	(5,606)
Loss from investments in associates [Abstract]
Loss on sale of investments in associates	(11,546)	(1,332)	(3,315)
Impairment loss on investments in associates	(5,849)	(144)	(7,339)
Loss from investments in associates	(17,395)	(1,476)	(10,654)
Miscellaneous other non-operating expense [Abstract]
Donations	(88,650)	(140,243)	(19,367)
Depreciation of investment properties	(16,917)	(16,095)	(19,588)
Impaired loss on property and equipment	0	(16)	(2,204)
Impaired loss on intangible assets	(771)	(271)	(3,411)
Write-off of intangible assets	(1,537)	(1,210)	(966)
Collecting of written-off expenses	(6,048)	(7,162)	(4,379)
Others	(26,844)	(20,220)	(26,355)
Miscellaneous other non-operating expense	(140,767)	(185,217)	(76,270)
Other non-operating expense	(168,169)	(192,393)	(92,530)
Net other non-operating income	₩ (50,292)	₩ (52,811)	₩ 51,835